Intangible Assets and Non-financial Assets Impairment - Changes in Intangible Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	₩ 873,448	₩ 987,642
Amortization	(407,842)	(426,272)
Disposals	(17,252)	(2,055)
Impairment loss	(79,593)	(249,450)	₩ (82)
Reversal of impairment loss	1,110	960	348
Transfer from construction-in-progress		(800)
Effect of movements in exchange rates	(4,987)	5,863
Ending balance	1,020,088	873,448	987,642
Internally developed [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	284,487	437,945
External purchases [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	370,717	119,615
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	4,898,351	4,344,102
Ending balance	5,531,316	4,898,351	4,344,102
Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(3,764,935)	(3,344,939)
Ending balance	(4,172,777)	(3,764,935)	(3,344,939)
Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(259,968)	(11,521)
Ending balance	(338,451)	(259,968)	(11,521)
Intellectual property rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	191,034	230,021
Amortization	(42,205)	(42,550)
Impairment loss		(29,152)
Effect of movements in exchange rates	(4,031)	4,318
Ending balance	436,203	191,034	230,021
Intellectual property rights [member] | External purchases [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	291,405	28,397
Intellectual property rights [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	959,683	926,969
Ending balance	1,247,057	959,683	926,969
Intellectual property rights [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(739,498)	(696,948)
Ending balance	(781,703)	(739,498)	(696,948)
Intellectual property rights [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(29,151)
Ending balance	(29,151)	(29,151)
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	198,145	177,599
Amortization	(86,466)	(82,016)
Disposals	0	(239)
Impairment loss	(675)	(8,905)
Transfer from construction-in-progress	54,753	111,359
Effect of movements in exchange rates	887	347
Ending balance	194,433	198,145	177,599
Software [member] | External purchases [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	27,789
Software [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,097,290	992,139
Ending balance	1,180,719	1,097,290	992,139
Software [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(890,281)	(814,540)
Ending balance	(976,747)	(890,281)	(814,540)
Software [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(8,864)
Ending balance	(9,539)	(8,864)
Memberships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	46,052	46,039
Disposals	(17,252)	(1,816)
Reversal of impairment loss	1,110	960
Effect of movements in exchange rates	(10)	23
Ending balance	29,900	46,052	46,039
Memberships [member] | External purchases [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions		846
Memberships [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	56,612	57,560
Ending balance	39,350	56,612	57,560
Memberships [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(10,560)	(11,521)
Ending balance	(9,450)	(10,560)	(11,521)
Development costs [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	375,183	366,910
Amortization	(278,799)	(297,959)
Impairment loss	(78,918)	(131,713)
Ending balance	301,953	375,183	366,910
Development costs [member] | Internally developed [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	284,487	437,945
Development costs [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	2,580,777	2,142,832
Ending balance	2,865,264	2,580,777	2,142,832
Development costs [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(2,073,881)	(1,775,922)
Ending balance	(2,352,680)	(2,073,881)	(1,775,922)
Development costs [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(131,713)
Ending balance	(210,631)	(131,713)
Construction-in-progress (software) [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	15,245	36,963
Transfer from construction-in-progress	(54,753)	(112,159)
Effect of movements in exchange rates	55	72
Ending balance	12,067	15,245	36,963
Construction-in-progress (software) [member] | External purchases [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	51,520	90,369
Construction-in-progress (software) [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	15,245	36,963
Ending balance	12,067	15,245	36,963
Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		24,322
Amortization	0	(2,637)
Impairment loss		(21,685)
Ending balance			24,322
Customer relationships [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	59,176	59,176
Ending balance	59,176	59,176	59,176
Customer relationships [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(37,491)	(34,854)
Ending balance	(37,491)	(37,491)	(34,854)
Customer relationships [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(21,685)
Ending balance	(21,685)	(21,685)
Technology [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	369	1,477
Amortization	(369)	(1,108)
Ending balance	0	369	1,477
Technology [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	11,074	11,075
Ending balance	11,074	11,074	11,075
Technology [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(10,705)	(9,598)
Ending balance	(11,074)	(10,705)	(9,598)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	47,419	104,311
Impairment loss		(57,995)
Effect of movements in exchange rates	(1,888)	1,103
Ending balance	45,531	47,419	104,311
Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	105,414	104,311
Ending balance	103,526	105,414	104,311
Goodwill [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(57,995)
Ending balance	(57,995)	(57,995)
Others [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1
Amortization	(3)	(2)
Ending balance	1	1
Others [member] | External purchases [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	3	3
Others [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	13,080	13,077
Ending balance	13,083	13,080	13,077
Others [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(13,079)	(13,077)
Ending balance	₩ (13,082)	₩ (13,079)	₩ (13,077)